UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

______________________________________________________________________

FORM N-23c-3
NOTIFICATION OF REPURCHASE OFFER
PURSUANT TO RULE 23c-3

______________________________________________________________________

1. Investment Company Act File Number: 811-23566

Date of Notification: April 19, 2023

2. Exact name of Investment Company as specified in registration statement:

BOW RIVER CAPITAL EVERGREEN FUND

3. Address of principal executive office:

205 Detroit Street, Suite 800

Denver, Colorado 80206

A.	[X]	The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.
B.	[ ]	The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.
C.	[ ]	The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.
By:	/s/ Jeremy Held
Jeremy Held
President

BOW RIVER CAPITAL EVERGREEN FUND

April 19, 2023

Dear Bow River Capital Evergreen Fund Shareholder,

As you may know, Bow River Capital Evergreen Fund (the “Fund”) has elected to implement a hybrid repurchase mechanism, where under normal circumstances, the Fund intends to provide a limited degree of liquidity to shareholders by conducting required semi-annual repurchase offers, as well as discretionary repurchase offers at the discretion of the Fund’s board of trustees (the “Board”). While the Fund has adopted a fundamental policy to conduct semi-annual repurchase offers and is therefore required to make this repurchase offer, shareholders are not required to take any action. The purpose of the enclosed letter is to communicate the semi-annual repurchase offer available at this time. If you do not wish to sell shares at this time, please disregard this notice.

The purpose of these repurchase offers is to provide shareholders with access to their assets and a degree of liquidity. The repurchase offer period for this repurchase offer will begin on April 19, 2023 and end on May 19, 2023.

If you invest in the Fund through a financial intermediary, please contact your financial intermediary to repurchase your shares on your behalf. All Repurchase Offer Request Forms must be submitted to and received by the Fund by 11:59 p.m., Eastern Time, on May 19, 2023 to be effective. Please allow an appropriate amount of time for your Repurchase Offer Request Form to reach the Fund.

For details of the offer and terms, please refer to the attached Repurchase Offer document.

Sincerely,
Bow River Capital Evergreen Fund

BOW RIVER CAPITAL EVERGREEN FUND
REPURCHASE OFFER

1. The Offer. Bow River Capital Evergreen Fund (the “Fund”) is offering to repurchase, for cash, up to five percent (5%) of its outstanding Class I Shares and Class II Shares (“Shares”) at a price equal to the respective net asset value (“NAV”), as of the close of regular business hours on the New York Stock Exchange on the Repurchase Pricing Date (defined below). The purpose of this offer is to provide a level of liquidity to shareholders given that no secondary market exists for these Shares. This offer is not conditioned on the tender of any minimum number of Shares. This offer is made subject to the terms and conditions made in this Repurchase Offer and the Fund’s prospectus and statement of additional information.

2. Net Asset Value. The NAV per Class I Share and Class II Share as of the close of business on April 14, 2023 was $40.16 and $40.04, respectively. The NAV at which the Fund will repurchase Shares will not be calculated until the Repurchase Pricing Date (defined below). The NAV can fluctuate. Therefore, the NAV on the Repurchase Pricing Date may be higher or lower than the NAVs stated above or the date on which you return your Repurchase Offer Request Form. The current NAVs may be obtained by calling 888-330-3350 and asking for the most recent price. The Shares of the Fund are not traded on any organized market or securities exchange.

3. Repurchase Request Deadline. All Repurchase Offer Request Forms must be received in proper form by 11:59 p.m., Eastern Time, on May 19, 2023. Please allow an appropriate amount of time for your Repurchase Request Offer Form to reach the Fund.

4. Repurchase Pricing Date. The NAV used to calculate the repurchase price will be determined on May 31, 2023 (the “Repurchase Pricing Date”). This may be higher or lower than the NAV on the date on which you return your Repurchase Offer Request Form.

5. Payment for Shares Repurchased. The Fund will pay repurchase proceeds within seven (7) calendar days from the Repurchase Pricing Date. The Fund will not charge a repurchase fee unless you tender Shares for repurchase at any time prior to the day immediately preceding the one-year anniversary of your purchase of such Shares, in which case you will be charged a 2.00% early repurchase fee. Shares tendered for repurchase will be treated as having been repurchased on a “first in-first out” basis. Additionally, if your Shares are held for you by your broker-dealer, or for your retirement plan by your retirement plan trustee or otherwise by a nominee, such person may charge a transaction fee for submitting a repurchase request for you.

6. Increase in Number of Shares Repurchased. Pro Rata Purchase. If shareholders tender for repurchase more than five percent (5%) of the outstanding Shares of the Fund, the Fund may, but is not required to, repurchase up to an additional two percent (2%). If the Fund determines not to repurchase an additional two percent (2%) or shareholders tender Shares in an amount exceeding the repurchase offer amount plus 2% of the outstanding Shares, the Fund will repurchase the Shares on a pro rata basis. However, the Fund may (i) accept all Shares tendered by persons who own, beneficially or of record, an aggregate of less than one hundred Shares and who tender all of their Shares, before prorating Share tenders by others; or (ii) accept by lot Shares tendered by common shareholders who tender all Shares held by them and who, when tendering their Shares, elect to have all or none or at least a minimum amount or none accepted, if the company first accepts Shares tendered by shareholders who do not so elect. In addition, the Fund will accept the total number of Shares tendered in connection with required minimum distributions from an IRA or other qualified retirement plan. There can be no assurance that the Fund will be able to repurchase all shares that each shareholder has tendered, even if all the shares in a shareholder’s account are tendered. In the event of an oversubscribed offer, the Fund may not be able to repurchase all Shares that you tender and you may have to wait until the next repurchase offer to tender the remaining Shares. Subsequent repurchase requests will not be given priority over other shareholder requests. You may be subject to NAV fluctuation during the period between repurchase offers.

7. Withdrawal or Modification. Requests for the repurchase of Shares may be withdrawn or modified at any time prior to 11:59 p.m., Eastern Time, on May 19, 2023.

8. Suspension or Postponement of Repurchase Offer. The Fund may suspend or postpone this Repurchase Offer only by a vote of a majority of the members of the Board, including a majority of the independent Trustees, and only in the following limited circumstances:

(a) if making or effecting the repurchase offer would cause the Fund to lose its status as a regulated investment company under the Internal Revenue Code;

(b) for any period during which the New York Stock Exchange or any market on which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted;

(c) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or

(d) for such other periods as the Securities and Exchange Commission may by order permit for the protection of shareholders of the Fund.

9. Tax Consequences. You should review the tax information in the Fund’s prospectus and statement of additional information and consult your tax adviser regarding any specific consequences, including state and local tax consequences, of participating in the repurchase. Generally, any tender of Shares to the Fund would be treated as a taxable event and any gain or loss would be treated as a capital gain or loss, either short or long term, depending on the length of time the Shares have been held by the shareholder.

10. Documents in Proper Form. All questions as to validity, form, eligibility (including time and receipt) and acceptance of repurchase of Shares will be determined by the Fund in its sole discretion. The determination by the Fund shall be final and binding. The Fund reserves the absolute right to reject any or all repurchase of Shares (even if such tenders are determined to be in good and proper form) and to refuse to accept for payment, purchase, or to pay for any Shares if, in the opinion of Fund counsel, accepting, purchasing or paying for such Shares would be unlawful. The Fund also reserves the absolute right to waive any of the conditions of this offer or any defect in any repurchase of Shares, whether generally or with respect to any particular Shares or shareholders. The Fund’s interpretations of the terms and conditions of this offer shall be final and binding. Unless waived, any defects or irregularities in connection with repurchases of Shares must be corrected within such times as the Fund shall, in its absolute discretion, decide. Repurchases of Shares will not be deemed to have been made until any defects or irregularities have been corrected or waived.

None of the Fund, the Investment Manager, the transfer agent, the Fund’s distributor, nor any other person or entity is or will be obligated to give notice of any defects or irregularities in tenders, nor shall any of them incur any liability for failure to give any such notice.

None of the Fund, the Investment Manager, nor the Fund’s distributor is or will be obligated to ensure that your financial consultant, or any broker/dealer or any other third party through which your Shares may be held or registered, submits to you this Repurchase Offer or submits your tender of Shares to the Fund on your behalf.

Neither the Fund nor its Board makes any recommendation to any shareholder as to whether to tender or refrain from tendering Shares. Each shareholder must make an independent decision as to whether or not to tender Shares and, if so, how many Shares to tender.

No person has been authorized to make any recommendation on behalf of the Fund as to whether shareholders should tender Shares pursuant to this offer. No person has been authorized to give any information or to make any representations in connection with this offer other than those contained herein or contained in the Fund’s prospectus or statement of additional information. If given or made, such recommendation and such information and representation may not be relied upon as having been authorized by the Fund.

If you purchased Shares of the Fund through an investment adviser, broker or financial consultant, please contact them for additional information about this offer.

BOW RIVER CAPITAL EVERGREEN FUND

Repurchase Date: May 31, 2023	Repurchase Request Deadline: May 19, 2023

PARTS 1, 2, 3, AND 5 MUST BE COMPLETED
FOR REPURCHASE REQUEST TO BE IN GOOD ORDER FOR PROCESSING

PLEASE FAX OR MAIL TO:

Bow River Capital Evergreen Fund c/o UMB Fund Services, Inc. 235 West Galena Street Milwaukee, WI 53212	FOR ADDITIONAL INFORMATION: PHONE: 888.330.3350 FAX: (816) 860-3137

PLEASE CONTACT YOUR FINANCIAL INTERMEDIARY BEFORE SUBMITTING YOUR
REPURCHASE REQUEST TO ENSURE TIMELY PROCESSING.

PART 1 – NAME AND ADDRESS

Account #:
Full Account Registration Line 1:
Full Account Registration Line 2:
Address:
City, State, Zip
Social Security or Taxpayer Identification #:
Telephone Number:

Advisor Account #:
Advisor Name:
Advisor Address
Advisor City, State, Zip
Advisor Telephone Number:

FOR CUSTODIAL ACCOUNTS ONLY

Custodial Account #:
Custodian Name:
Custodian Address:
Custodian City, State, Zip:
Custodian Telephone Number:

PART 2 – AMOUNT OF SHARES OF THE FUND BEING REPURCHASED:

[   ]   All Shares.

[   ]   Portion of Shares expressed as a specific dollar value.

         $_____________

[   ]   Portion of Shares expressed as a specific number of Shares.

NOTE: If you invest in the Fund through a financial intermediary, that financial intermediary may require alternate payment and/or delivery instructions, notwithstanding your request herein.

Please contact your financial intermediary before submitting your repurchase request to ensure timely processing.

PART 3 – PAYMENT

Please Deliver All Proceeds via Federal Wire to the Following:

[   ]   Deliver All Proceeds to Custodian to Bank Account on Record

[   ]   Deliver All Proceeds to Broker/Dealer/RIA to Bank Account on Record

[   ]   Deliver All Proceeds to Bank Account on Record

[   ]   Deliver All Proceeds to New Bank Instructions (Must complete Part 4)

PART 4 – NEW BANK INSTRUCTIONS

(Medallion Signature Guarantee Required if this Part is completed)*

Bank Name:
ABA Routing Number:
Credit to:
Name(s) on Bank Account:
Bank Account Number:
For Further Credit to:
Name(s) on Investors Account:
Investor Account Number at Broker:

PART 5 – SIGNATURE(S)

Signature	Print Name Investor/Custodian/Broker (and Title if applicable)

Signature	Print Name Investor/Custodian/Broker (and Title if applicable)

Signature	Print Name Investor/Custodian/Broker (and Title if applicable)

*       PLACE SIGNATURE GUARANTEE BELOW, IF REQUIRED:

PLEASE CONTACT YOUR FINANCIAL INTERMEDIARY BEFORE SUBMITTING YOUR
REPURCHASE REQUEST TO ENSURE TIMELY PROCESSING.

REQUESTS TO WITHDRAW OR MODIFY ANY REQUEST TO REPURCHASE
SHARES MAY BE SUBMITTED AT ANY TIME PRIOR TO 11:59 P.M., EASTERN
TIME ON MAY 19, 2023 BUT NOT THEREAFTER.